Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
IFRS Statement [Line Items]
Trade payables	$ 20,899	$ 9,793		$ 13,006
Provision for indirect taxes	6,060	3,753		941
Dividends payable	2,042	2,592		84
Accrued salaries, bonuses, vacation pay and related taxes	5,361	866		183
Other payables	318	1,314		253
Total trade and other current payables	$ 36,424	19,502	[1]	$ 14,467
As previously reported
IFRS Statement [Line Items]
Trade payables		9,793
Provision for indirect taxes		3,850
Dividends payable		2,592
Accrued salaries, bonuses, vacation pay and related taxes		2,050
Other payables		1,314
Total trade and other current payables		$ 19,599

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).